OTHER INVESTMENTS (Schedule of Continuity of Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain on equity investments designated as FVTOCI	$ 22,328	$ 34,879
Disposal	(19,301)	(8,454)
Impact of foreign currency translation	10,367	(28,445)
Fair value [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	8,750	9,253
Gain on equity investments designated as FVTOCI	12,069	249
Gain on equity investments designated as FVTPL	7,188
Acquisition	12,708	7,851
Disposal	(19,301)	(8,454)
Reclassified to short-term investments	(7,511)
Impact of foreign currency translation	1,830	(149)
Ending	15,733	8,750
Accumulated fair value change included in OCI [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	(34,879)	(35,128)
Gain on equity investments designated as FVTOCI	12,069	249
Gain on equity investments designated as FVTPL
Acquisition
Disposal
Reclassified to short-term investments
Impact of foreign currency translation
Ending	(22,810)	(34,879)
Accumulated fair value change included in P&L [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning
Gain on equity investments designated as FVTOCI
Gain on equity investments designated as FVTPL	7,188
Acquisition
Disposal
Reclassified to short-term investments
Impact of foreign currency translation
Ending	$ 7,188